Selected Quarterly Results of Operations (Unaudited)	12 Months Ended
Sep. 30, 2018
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Results of Operations (Unaudited)

Note 22 — Selected Quarterly Results of Operations (Unaudited)

The following are details of the unaudited quarterly results of operations for the three months ended:

	September 30,	June 30,	March 31,	December 31,
2018
Revenue	$1,002,588	$1,002,198	$992,340	$977,711
Operating income	68,819	105,518	131,827	122,143
Net income	44,266	91,530	101,727	116,873
Basic earnings per share	0.31	0.64	0.71	0.81
Diluted earnings per share	0.31	0.64	0.70	0.80
2017
Revenue	$979,724	$966,695	$966,009	$954,727
Operating income	132,047	129,912	133,781	121,593
Net income	107,209	119,264	112,560	97,793
Basic earnings per share	0.74	0.82	0.77	0.67
Diluted earnings per share	0.73	0.81	0.76	0.66